Overview and basis of preparation	6 Months Ended
Jun. 30, 2026
Corporate information and statement of IFRS compliance [abstract]
Overview and basis of preparation
Note 1 - Overview and basis of preparation
General information
Polestar Automotive Holding UK PLC (the "Parent"), together with its subsidiaries, hereafter referred to as "Polestar", the "Company", "Polestar Group" or the "Group", is a public limited company incorporated in the United Kingdom. Polestar Group operates principally in the automotive industry, engaging in the research and development, branding and marketing, and commercialization and selling of battery electric vehicles. Polestar Group has a presence in 29 markets across Europe, North America, and Asia Pacific. Polestar Group has its management headquarters located at Assar Gabrielssons väg 9, 41878 Göteborg, Sweden.
At the end of June, 2026, Polestar was notified of the decision from the U.S. Department of Commerce's Bureau of Industry and Security not to grant Polestar an authorization under the current Connected Vehicle Rule to sell vehicles in the U.S. from model year 2027 onwards. The Company will continue selling previous model years in the U.S. from its inventory after which it will cease the sale of new vehicles in the U.S.. Following this, Polestar intends to continue to support customers in the U.S., including providing access to its service network and honoring the warranties and other product commitments given to customers when they purchased their vehicles. These activities are expected to reduce over time as these commitments expire and vehicles are retired.
As a result of this decision, Polestar has implemented a number of measures affecting its U.S. new vehicles sales operations, including actions relating to employees, dealers and other commercial arrangements. These actions (the "U.S. Restructuring"), together with the resulting effects on vehicles and related assets, led to material provisions, accruals and other adjustments that are included in the six months ended June 30, 2026 results, primarily:
•Increase in the negative adjustment for net realizable value ("NRV") in cost of sales reflecting the sell-down of inventory;
•Increase in the reversal of revenue for the additional amounts expected to be paid out under the residual value guarantees ("RVGs") reflecting the expected fall in residual values; and
•Recognition of a provision for restructuring costs including employee severance costs and other obligations to suppliers/ partners.
Basis of preparation
These Unaudited Condensed Consolidated Interim Financial Statements are prepared in accordance with International Accounting Standard 34, Interim Financial Reporting ("IAS 34"), as issued by the International Accounting Standards Board ("IASB"), and are presented in thousands of U.S. dollars, unless otherwise stated. These Unaudited Condensed Consolidated Interim Financial Statements should be read in conjunction with the Consolidated Financial Statements of Polestar Automotive Holding UK PLC, as of December 31, 2025 and 2024, and for the three years ended December 31, 2025 as presented in Form 20-F filed with the United States Securities and Exchange Commission ("SEC") on April 17, 2026 ("2025 Consolidated Financial Statements"). They do not include all of the information required for a complete set of financial statements prepared in accordance with IFRS Accounting Standards; however, selected explanatory notes are included to explain events and transactions that are significant to an understanding of the changes in the Group's financial position and performance since the last annual financial statements.
These Unaudited Condensed Consolidated Interim Financial Statements were authorized for issue by the Company's Board of Directors on September 3, 2026.
Seasonality
Polestar's business is subject to seasonal fluctuations, consistent with patterns observed in the general automotive industry. Demand is typically lower in the first quarter and stronger during the spring and fall. The impact of seasonality on the Group's financial performance has been less visible in the past due to rapid growth, but as the operations expand, seasonal effects may become more pronounced. Consequently, interim results may not be indicative of the full-year performance.
Going concern
These Unaudited Condensed Consolidated Interim Financial Statements have been prepared on a basis that assumes Polestar Group will continue as a going concern.
Management assessed the Group's ability to continue as a going concern and evaluated whether there are events or conditions, considered in the aggregate, that may cast significant doubt about Polestar's ability to continue as a going concern. As a result of this assessment, management identified material uncertainties that cast significant doubt on the Group's ability to continue as a going concern. These material uncertainties relate to the successful execution of management's planned financing actions, including the renegotiation of the Club Loan financing due to expire in early 2027, which will allow the Group to obtain sufficient financing to support its cash flow needs and ensure on-going compliance with its debt covenants. In performing this assessment, management considered a broad range of relevant information, including cash flow forecasts, liquidity forecasts and operational forecasts pertaining to the twelve-month period following the issuance date of these Unaudited Condensed Consolidated Interim Financial Statements, as well as other risks related to Polestar's business. In making these forecasts, management was required to make judgements relating to the Group's future operations as well as macroeconomic and geopolitical factors. These include judgements relating to car sale volumes and prices, operating expenses, required capital expenditure and market demand for debt refinancing and debt and / or equity issuances by Polestar.
As a result of scaling up commercialization and continued capital expenditure related to developing its line-up of vehicles, managing the Company's liquidity profile and funding needs remains one of management's key priorities. If Polestar is not able to raise the necessary funds through its operations, equity issuances, debt financings and refinancing or other means, the Group may be required to delay, limit, reduce, or, in the worst case, terminate research and development and / or commercialization efforts. As of June 30, 2026, Polestar has net current liabilities of $4,701,860. Since inception, Polestar has generated net losses and negative operating and investing cash flows. Net losses for the six months ended June 30, 2026 and 2025 amounted to $842,448 and $1,193,079, respectively. Negative operating cash flows for the six months ended June 30, 2026 and 2025 amounted to $849,906 and $497,652, respectively. Negative investing cash flows for the six months ended June 30, 2026 and 2025 amounted to $210,853 and $321,675, respectively. Management's liquidity and funding plan forecasts that Polestar will generate negative operating cash flows in the short-term and that investing cash flows will continue to be negative in the short- and long-term due to the high capital expenditure demands of Polestar's business. Securing financing to support operating and development activities represents an ongoing challenge for the Group.
The Group primarily finances its operations through short-term (i.e., 12 months or less) working capital loan arrangements with credit institutions, contributions from shareholders, long-term financing arrangements with related parties and, in certain circumstances, by delaying payment on its trade payables to related parties.
Management's liquidity and funding plan indicates that Polestar depends on rolling over current financing arrangements as well as obtaining additional financing that is expected to be funded via one of, or a combination of, new short-term working capital loan arrangements, long-term loan arrangements, loans with related parties, and executing capital market transactions through offerings of debt and/or equity. Until Polestar begins generating sufficient positive operating cash flows, the timely realization of these financing endeavors, which are, to a significant extent, contingent on the provision of credit enhancements by Geely, is essential for the Group's ability to continue as a going concern. Management cannot guarantee that Polestar will be successful in securing the funds necessary to continue operating and developing activities as planned. During the six months ended June 30, 2026, Polestar continued to demonstrate its ability to obtain financing and proactively manage its liquidity through a combination of debt refinancing, debt-to-equity conversions, equity transactions, covenant amendments and shareholder support. Significant financing activities during the period included:
•Renewal and extension of multiple working capital and trade finance facilities with existing banking partners, including the extension of the Group's syndicated trade finance facility and the renewal of secured bank loan facilities with Banco Bilbao Vizcaya Argentaria, Standard Chartered Bank, East Asia Bank and SG Asset Finance, together with additional working capital facilities entered into with Bank of China and East Asia Bank.
•Completion of two equity issuances in February and March 2026 for aggregate gross proceeds of approximately $700.0 million, including investments from both existing and new institutional investors.
•Conversion of approximately $274.0 million of the outstanding Snita Term Loan into equity in March 2026 and a further $66.0 million on June 30, 2026.
•Completion, on June 30, 2026, of a debt-to-equity conversion by Geely Sweden Automotive Investment AB totaling approximately $300.0 million, bringing total debt-to-equity conversions completed during the six months ended June 30, 2026 to approximately $640.0 million.
•Extension of the remaining maturity of the Snita Term Loan to December 2031, maintaining its subordinated position within the Group's capital structure and supporting the planned renewal of the Club Loan.
•Extension of the $300.0 million outstanding subordinated Geely shareholder term loan to June 30, 2027.
•Increase of the Green Trade Finance Facility from €400.0 million to €450.0 million through the addition of Fubon Bank (Hong Kong) Limited as a new member of the lending syndicate.
•Successful negotiation with lenders to amend the Club Loan financial covenants, including revised minimum revenue and debt-to-asset ratio thresholds aligned with management's updated business plan.
Management believes that these financing activities demonstrate the Group's continued access to capital funding and provide evidence supporting management's expectation that future financing activities can be successfully executed. Nevertheless, because future financing activities remain subject to factors outside management's control, material uncertainties continue to exist that cast significant doubt upon the Group's ability to continue as a going concern.
Polestar is party to financing instruments that contain financial covenants with which it must comply during, and beyond, the 12 months following the issuance date of these Unaudited Condensed Consolidated Interim Financial Statements including, but not limited to, a minimum quarterly cash level of €400.0 million, minimum annual revenue amounts, quarterly debt-to-asset ratio thresholds and maximum quarterly financial indebtedness of $5.5 billion. A failure to comply with these financial covenants could result in an event of default and acceleration of the related borrowings, which could have a material adverse effect on the Group's liquidity. Due to the factors discussed above, there is significant doubt as to whether Polestar will be able to comply with all covenants in future periods. Remedies to a potential event of default include proactively applying for a covenant waiver prior to such event of default occurring and active management of its debt profile, including optimizing the balance between senior and subordinated debt. During 2025, Polestar identified that it was at risk of breaching certain Club Loan covenants and, prior to any breach occurring, successfully obtained lender approval to amend the applicable covenant thresholds. In March 2026, the Group received further lender approval to amend the 2026 minimum annual revenue and debt-to-asset ratio covenant thresholds to align with management's updated business plan. Based on these amended thresholds, management's current forecasts and, assuming the successful execution of management's liquidity and funding plan, which includes the replacement of certain non-subordinated financings with subordinated financing arrangements in the near term, the Group expects to remain in compliance with its financial covenants throughout the twelve-month period following issuance of these Unaudited Condensed Consolidated Interim Financial Statements. However, there remains material uncertainty as to whether Polestar will comply with all covenants in future periods. Continued covenant compliance depends upon the successful execution of management's liquidity and funding plan and, if this does not occur, management cannot guarantee that future covenant waivers or amendments would be available if required.
Management forecasts sufficient liquidity throughout the twelve-month period following the issuance date of these Unaudited Condensed Consolidated Interim Financial Statements, assuming the successful execution of its planned financing actions. Under this forecast, the Group expects to meet its forecast cash flow requirements and remain in compliance with its applicable financial covenants. However, because the successful execution of certain financing activities is not entirely within management's control, material uncertainties related to events and conditions remain that may cast significant doubt upon the Group's ability to continue as a going concern. Nevertheless, management concluded that the going concern basis of accounting remains appropriate in preparing these Unaudited Condensed Consolidated Interim Financial Statements. Accordingly, these Unaudited Condensed Consolidated Interim Financial Statements do not include any adjustments that might result should the Group be unable to continue as a going concern.